Allowance for Loan and Lease Losses - Additional Information (Detail) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2018 USD ($) SecurityLoan	Dec. 31, 2017 USD ($) SecurityLoan	Dec. 31, 2016 USD ($) SecurityLoan
Financing Receivable Recorded Investment Past Due [Line Items]
Historical loss experience period	5 years	5 years
Amount of defaults Lookback period	5 years
Recorded investment, 90 days past due and still accruing	$ 1	$ 33	$ 0
Non-accrual loans, Past due	$ 3,318	$ 3,562	$ 3,807
Financing Receivables, Past Due Greater Than 90 Days or More and Still Accruing
Financing Receivable Recorded Investment Past Due [Line Items]
Recorded investment, 90 days past due and still accruing number of loans | SecurityLoan	1	1	1
Non-accrual loans, Past due	$ 917	$ 427	$ 427
Financing Receivables, 30 to 59 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Non-accrual loans, Past due	355	209	209
Financing Receivables, 60 to 89 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Non-accrual loans, Past due	$ 337	$ 57	$ 57